Scharf Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 89.57%	Value
	Banks - 1.95%
253,309	Wells Fargo & Co.	$6,484,710
	Beverages - 2.74%
98,634	Heineken N.V. (b)	9,093,459
	Biotechnology - 2.63%
10,506	AbbVie, Inc.	1,031,479
68,480	Alexion Pharmaceuticals, Inc. (a)	7,686,195
		8,717,674
	Diversified Financial Services - 5.03%
93,591	Berkshire Hathaway, Inc. - Class B (a)	16,706,929
	Diversified Telecommunications - 3.57%
214,980	Verizon Communications, Inc.	11,851,847
	Food Products - 3.96%
190,120	Danone (b)	13,149,141
	Health Care Providers & Services - 11.77%
208,209	CVS Health Corp.	13,527,339
105,212	McKesson Corp.	16,141,625
82,718	Quest Diagnostics, Inc.	9,426,543
		39,095,507
	Insurance - 4.12%
171,090	Progressive Corp.	13,706,020
	Interactive Media & Services - 3.85%
4,055	Alphabet, Inc. - Class C (a) (e)	5,732,189
58,870	Baidu, Inc. - ADR (a)	7,057,924
		12,790,113
	Internet & Direct Marketing Retail - 1.94%
4,056	Booking Holdings, Inc. (a)	6,458,531
	IT Services - 1.97%
115,161	Cognizant Technology Solutions Corp. - Class A	6,543,448
	Machinery - 0.96%
56,205	Otis Worldwide Corp.	3,195,816
	Media - 7.83%
399,656	Comcast Corp. - Class A	15,578,591
83,982	Liberty Broadband Corp. (a)	10,410,409
		25,989,000
	Personal Products - 3.48%
216,990	Unilever NV - ADR	11,559,057
	Pharmaceuticals - 11.87%
96,444	Johnson & Johnson	13,562,920
148,608	Novartis AG - ADR	12,979,423
37,200	Roche Holdings AG (b)	12,892,100
		39,434,443
	Road & Rail - 3.63%
80,667	Kansas City Southern	12,042,776
	Software - 13.69%
152,398	Microsoft Corp.	31,014,517
261,322	Oracle Corp.	14,443,267
		45,457,784
	Specialty Retail - 3.86%
89,921	Advance Auto Parts, Inc.	12,809,247
	Trading Companies & Distributors - 0.72%
13,377	Watsco, Inc.	2,377,093
	TOTAL COMMON STOCKS (Cost $242,214,440)	297,462,595

	PREFERRED STOCK - 2.78%
	Technology Hardware, Storage & Peripherals - 2.78%
238,560	Samsung Electronics Co., Ltd., 2.28% (b)	9,222,297
	TOTAL PREFERRED STOCK (Cost $3,864,938)	9,222,297

	SHORT-TERM INVESTMENTS - 6.96%
	Money Market Fund - 3.72%
12,342,008	First American Treasury Obligations Fund, Class Z, 0.06% (c)	12,342,008
	TOTAL MONEY MARKET FUND (Cost $12,342,008)	12,342,008

Principal Amount
	U.S. Treasury Bill - 3.24%
$10,770,000	0.15%, 10/8/2020 (d)	10,765,706
	TOTAL U.S. TREASURY BILL (Cost $10,763,708)	10,765,706
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,105,716)	23,107,714

	Total Investments in Securities (Cost $269,185,094) - 99.31%	329,792,606
	Other Assets in Excess of Liabilities - 0.69%	2,292,652
	TOTAL NET ASSETS - 100.00%	$332,085,258

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2020.
(d)	Rate shown in the discount rate at June 30, 2020.
(e)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Scharf Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$50,630,960	$-	$-	$50,630,960
Consumer Discretionary	19,267,777	-	-	19,267,777
Consumer Staples	33,801,657	-	-	33,801,657
Financials	36,897,660	-	-	36,897,660
Healthcare	87,247,623	-	-	87,247,623
Industrials	17,615,686	-	-	17,615,686
Information Technology	52,001,232	-	-	52,001,232
Total Common Stocks	297,462,595	-	-	297,462,595
Preferred Stock
Information Technology	9,222,297	-	-	9,222,297
Total Preferred Stock	9,222,297	-	-	9,222,297
Money Market Fund	12,342,008	-	-	12,342,008
U.S. Treasury Bill	-	10,765,706	-	10,765,706
Total Investments in Securities	$319,026,900	$10,765,706	$-	$329,792,606

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.